Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Trade payables	$ 559,811	$ 626,190	$ 544,179
Accrued research and development expenses	105,797	242,066	164,587
Inventory related accruals	3,698	41,004
Employee compensation, benefits and related accruals	464,665	488,278
Accrued general and administrative expenses	275,744	256,473
Accounts payable and accrued liabilities	$ 1,409,715	$ 1,654,011	$ 1,608,735